INTERBANK LOANS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Foreign Interbank Loans
Total	$ 162,213	$ 268,672
Loans and accounts receivables from customers [Member]
Foreign Interbank Loans
Total	162,213	268,672
Loans and accounts receivables from customers [Member] | Domestic Banks [Member]
Domestic banks
Interbank loans		23
Other domestic bank loans		51
Loans and accounts receivables from customers [Member] | Foreign Banks [Member]
Foreign Interbank Loans
Interbank loans - Foreign	162,685	272,733
Provisions and impairment for foreign bank loans	$ (472)	$ (4,135)